Stockholders' Equity - May 2024 Equity Offering (Details) - USD ($) $ / shares in Units, $ in Millions	Apr. 29, 2024	Sep. 30, 2024	May 31, 2024	Dec. 31, 2023	Oct. 26, 2023	Dec. 31, 2022	Dec. 31, 2021
Stockholders' Equity
Exercise price of warrant		$ 0.29		$ 1.34		$ 22.8	$ 120.3
Prefunded Warrants
Stockholders' Equity
Warrants issued		3,105,000	15,717,638	1,668,236	1,668,236
May 2024 Equity Offering
Stockholders' Equity
Number of common stock agreed to issue and sell	1,160,000
Warrants issued			50,632,914
Price per share	$ 0.2369
Net proceeds of offering	$ 3.2
May 2024 Equity Offering | Existing Warrants
Stockholders' Equity
Warrants issued	2,588,236
Exercise price of warrant	$ 1.58
Warrants expiration term	5 years
May 2024 Equity Offering | Existing Warrants | Minimum
Stockholders' Equity
Exercise price of warrant	$ 0.237
May 2024 Equity Offering | Series A-3 Warrant
Stockholders' Equity
Warrants issued	16,877,638
Number of warrant to converted	1
Number of common stock, each warrant get converted	1
Warrants expiration term	9 months
May 2024 Equity Offering | Series A-2 Warrant
Stockholders' Equity
Warrants issued	16,877,638
Number of warrant to converted	1
Number of common stock, each warrant get converted	1
Warrants expiration term	24 months
May 2024 Equity Offering | Series A-1 Warrant
Stockholders' Equity
Warrants issued	16,877,638
Number of warrant to converted	1
Number of common stock, each warrant get converted	1
Warrants expiration term	5 years
May 2024 Equity Offering | Prefunded Warrants
Stockholders' Equity
Warrants issued	15,717,638
Exercise price of warrant	$ 0.0001
Price per warrant	$ 0.237